UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07548

Morgan Stanley Global Dividend Growth Securities
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	March 31, 2010

Date of reporting period:	September 30, 2009

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Global Dividend Growth Securities performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended September 30, 2009

Total Return for the 6 Months Ended September 30, 2009
Class A	Class B	Class C	Class I	Morgan Stanley Capital International (MSCI) World Index[1]	Lipper Global Large-Cap Value Funds Average[2]
29.53%	29.59%	29.12%	29.60%	41.81%	41.06%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the fiscal period ended September 30, 2009, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

Currently, the Distributor has agreed to waive the 12b-1fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

Market Conditions

Global stock markets, as represented by the MSCI World Index, were up 41.81 percent for the six months ended September 30, 2009. We saw an unprecedented "dash to trash" over the second quarter of 2009 as investors sought to increase exposure to riskier assets in their portfolios. In the third quarter of 2009, global equities extended their rally, underwritten by the liquidity provided by monetary and fiscal stimulus around the world, as investors grew more confident that the slowdown in global economic growth was near its end. Financials and the cyclical sectors (those sectors with greater economic sensitivity) were the main beneficiaries of the shift in investor preferences, while the more defensive sectors, which are the less economically sensitive groups such as telecommunications and consumer staples, lagged the market.

Performance Analysis

All share classes of Morgan Stanley Global Dividend Growth Securities underperformed the Morgan Stanley Capital International (MSCI) World Index (the "Index") and the Lipper Global Large-Cap Value Funds Average for the six months ended September 30, 2009, assuming no deduction of applicable sales charges.

The Fund was positioned to be underweight in the more cyclical sectors as well as in the financials sector, and this was the main detractor from performance. The portfolio's underweight in the cyclical sectors was driven by our belief that valuations on many of these stocks appeared expensive. We believe valuations have gotten ahead of fundamentals — the market has been pricing in mid-cycle earnings for many of the stocks, and for such performance to continue we would need to see significant improvements in earnings from current levels. However, this improvement has yet to materialize.

We maintained the underweight position in financials, particularly in the banks, because of our ongoing concerns about the high leverage of many companies within the group and our belief that additional capital raising exercises may be necessary. In addition, the financials stocks held within the portfolio were focused mainly in the insurance and real estate groups, as stocks within these groups typically offered greater visibility on earnings than the banks. However, these holdings lagged the performance of bank and diversified financials stocks, which continued to appreciate rapidly during the period as investors sought to add risk to their portfolios.

The Fund's overweight in telecommunications services was the other chief detractor from performance. Stronger performance in the second half of the period enabled us to take profits and marginally reduce the portfolio's overweight; however, the sector remains a key position for the Fund. We continue to believe that the telecommunications sector is attractive on both a relative and an absolute basis, and offers a compelling free cash flow yield.

Conversely, the portfolio made good gains from holdings within the industrials sector, as capital goods holdings performed well during the period. Stock selection and the overweight positions in the health care and consumer staples sectors also continued to be positive for performance.

We have selectively added to the portfolio's weighting in the cyclical sectors where stocks meet our dividend and valuation investment criteria. The most notable changes include additions to the Japanese financials, U.S. retail, and European logistics and packaging sectors. In contrast, we trimmed back some of the non-cyclical names in pharmaceuticals, telecommunications and utilities. The portfolio still has overweight positions in the telecommunications and consumer staples sectors but also has greater exposure to those sectors that we believe are likely to benefit from an improving global economic scenario.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 09/30/09
Philip Morris International, Inc.	4.0%
British American Tobacco PLC	3.0
Bristol-Myers Squibb Co.	2.9
CRH PLC	2.7
Vodafone Group PLC	2.6
ENI SpA	2.6
Wolters Kluwer NV	2.5
Reynolds American, Inc.	2.5
McGraw-Hill Cos., Inc. (The)	2.1
Procter & Gamble Co. (The)	2.1
TOP FIVE COUNTRIES as of 09/30/09
United States	29.6%
United Kingdom	16.3
Japan	10.5
France	10.2
Netherlands	6.5

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in dividend paying equity securities of companies located in various countries around the world. The Fund's "Sub-Adviser," Morgan Stanley Investment Management Limited, seeks investments primarily in common stocks (including depositary receipts) of companies of any size with a record of paying dividends and potential for increasing dividends. In selecting investments, the current portfolio management team employs a bottom-up investment approach that is value driven and emphasizes security selection on an individual company basis. The current portfolio management team selects securities of issuers from a broad range of countries, which may include emerging market countries. The team also seeks to identify securities of issuers that it believes are undervalued relative to their market values and other measurements of intrinsic worth, with an emphasis on company assets and cash flow. Securities which appear undervalued are then subjected to an in-depth fundamental analysis.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended September 30, 2009
Symbol	Class A Shares* (since 07/28/97) GLBAX	Class B Shares** (since 06/30/93) GLBBX	Class C Shares† (since 07/28/97) GLBCX	Class I Shares†† (since 07/28/97) GLBDX
1 Year	–9.21%[3] –13.97 [4]	–9.19%[3] –13.51 [4]	–9.83%[3] –10.70 [4]	–8.55%[3] —
5 Years	0.57 [3] –0.51 [4]	0.57 [3] 0.28 [4]	–0.16 [3] –0.16 [4]	0.90 [3] —
10 Years	1.49 [3] 0.94 [4]	1.09 [3] 1.09 [4]	0.73 [3] 0.73 [4]	1.76 [3] —
Since Inception	2.43 [3] 1.98 [4]	5.47 [3] 5.47 [4]	1.67 [3] 1.67 [4]	2.71 [3] —
Gross Expense Ratio	1.25	1.19	2.00	1.00

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of the Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. For periods greater than eight years, returns do not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" of the Prospectus for more information.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Index currently consists of 23 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Global Large-Cap Value Funds Average tracks the performance of all funds in the Lipper Global Large-Cap Value Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. The Fund was in the Global Large-Cap Value Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 04/01/09 – 09/30/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	04/01/09	09/30/09	04/01/09 – 09/30/09
Class A
Actual (29.53% return)	$1,000.00	$1,295.30	$7.77
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.30	$6.83
Class B
Actual (29.59% return)	$1,000.00	$1,295.90	$7.60
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.45	$6.68
Class C
Actual (29.12% return)	$1,000.00	$1,291.20	$12.06
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.54	$10.61
Class I
Actual (29.60% return)	$1,000.00	$1,296.00	$6.33
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.55	$5.57

  @  Expenses are equal to the Fund's annualized expense ratios of 1.35%, 1.32%, 2.10% and 1.10% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

    Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended September 30, 2009, the total operating expense ratio for Class B shares was lower and as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

    Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator (as defined herein) under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2008, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the management fee and total expense ratio were lower than the peer group average. After discussion, the Board concluded that the Fund's management fee, total expense ratio and performance were competitive with the peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments  ■  September 30, 2009 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.4%)
	Austria (1.5%)
	Diversified Telecommunication Services
371,152	Telekom Austria AG	$6,691,338
	Bermuda (1.7%)
	Insurance
270,527	Willis Group Holdings Ltd.	7,634,272
	Finland (2.6%)
	Communications Equipment
311,167	Nokia Oyj	4,576,253
	Machinery
88,950	Konecranes Oyj	2,535,627
	Metals & Mining
186,832	Rautaruukki Oyj	4,483,793
	Total Finland	11,595,673
	France (10.2%)
	Commercial Banks
56,067	BNP Paribas (a)	4,479,715
	Diversified Telecommunication Services
164,733	France Telecom SA	4,388,557
	Information Technology Services
110,353	Cap Gemini SA	5,780,387
	Insurance
80,960	Euler Hermes SA	6,942,543
	Machinery
43,168	Vallourec SA (a)	7,315,111
	Multi-Utilities
141,955	GDF Suez (a)	6,303,595
	Oil, Gas & Consumable Fuels
104,489	Total SA (a)	6,208,698
	Real Estate Investment Trusts (REITs)
42,146	ICADE Co.	4,514,586
	Total France	45,933,192

NUMBER OF SHARES		VALUE
	Germany (4.4%)
	Air Freight & Logistics
243,969	Deutsche Post AG	$4,569,778
	Electric Utilities
166,148	E.ON AG	7,046,021
	Industrial Conglomerates
52,253	Siemens AG (Registered Shares)	4,838,694
	Multi-Utilities
35,887	RWE AG	3,333,159
	Total Germany	19,787,652
	Greece (1.0%)
	Commercial Banks
131,270	National Bank of Greece SA (b)	4,706,326
	Ireland (2.6%)
	Construction Materials
432,560	CRH PLC	11,966,675
	Italy (2.6%)
	Oil, Gas & Consumable Fuels
466,841	ENI SpA (a)	11,668,292
	Japan (10.5%)
	Commercial Banks
165,300	Sumitomo Mitsui Financial Group, Inc. (a)	5,763,817
289,200	Tokyo Tomin Bank, Ltd. (The) (a)	4,719,857
		10,483,674
	Electronic Equipment, Instruments & Components
191,012	HOYA Corp.	4,511,173
87,300	TDK Corp. (a)	5,047,480
		9,558,653
	Leisure Equipment & Products
297,400	Yamaha Corp. (a)	3,518,507

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments  ■  September 30, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Machinery
831,000	Amada Co., Ltd.	$5,591,533
1,232,000	Daifuku Co., Ltd. (a)	8,248,560
581,000	Mori Seiki Co., Ltd. (a)	6,983,780
		20,823,873
	Software
11,206	Nintendo Co., Ltd.	2,871,253
	Total Japan	47,255,960
	Netherlands (6.5%)
	Chemicals
60,359	Akzo Nobel NV (a)	3,739,315
	Food Products
179,713	Unilever NV (Share Certificates)	5,179,477
	Media
783,394	Reed Elsevier NV	8,838,632
535,944	Wolters Kluwer NV	11,446,533
		20,285,165
	Total Netherlands	29,203,957
	Norway (1.3%)
	Media
339,509	Schibsted ASA (a)(b)	5,730,879
	Singapore (2.2%)
	Air Freight & Logistics
6,647,000	Singapore Post Ltd. (a)	4,364,799
	Road & Rail
4,781,000	ComfortDelgro Corp., Ltd.	5,464,388
	Total Singapore	9,829,187
	Spain (1.8%)
	Commercial Banks
163,826	Banco Bilbao Vizcaya Argentaria SA	2,907,998
	Diversified Telecommunication Services
190,321	Telefonica SA	5,251,262
	Total Spain	8,159,260

NUMBER OF SHARES		VALUE
	Switzerland (3.6%)
	Food Products
108,894	Nestle SA	$4,640,316
	Hotels, Restaurants & Leisure
6,160	Kuoni Reisen Holding AG (Registered Shares)	2,288,526
	Pharmaceuticals
188,513	Novartis AG (Registered Shares)	9,432,017
	Total Switzerland	16,360,859
	United Kingdom (16.3%)
	Aerospace & Defense
785,427	Meggitt PLC	2,925,958
	Beverages
168,091	Britvic PLC	946,942
272,831	Diageo PLC	4,185,862
		5,132,804
	Electric Utilities
203,028	Scottish & Southern Energy PLC	3,806,045
	Insurance
952,671	Prudential PLC	9,157,956
	Machinery
607,230	IMI PLC	4,343,734
	Metals & Mining
99,164	BHP Billiton PLC	2,706,836
	Oil, Gas & Consumable Fuels
847,651	BP PLC	7,491,386
293,833	Royal Dutch Shell PLC (A Shares)	8,375,170
		15,866,556
	Pharmaceuticals
224,652	GlaxoSmithKline PLC	4,414,269
	Tobacco
424,026	British American Tobacco PLC	13,302,484

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments  ■  September 30, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Wireless Telecommunication Services
5,311,648	Vodafone Group PLC	$11,901,378
	Total United Kingdom	73,558,020
	United States (29.6%)
	Capital Markets
266,044	Bank of New York Mellon Corp. (The)	7,712,616
	Chemicals
136,820	EI Du Pont de Nemours & Co.	4,397,395
	Commercial Services & Supplies
194,174	Avery Dennison Corp.	6,992,206
	Computers & Peripherals
152,015	Diebold, Inc.	5,005,854
	Containers & Packaging
145,900	Sonoco Products Co.	4,018,086
	Diversified Telecommunication Services
316,390	AT&T, Inc.	8,545,694
307,289	Verizon Communications, Inc.	9,301,638
		17,847,332
	Electric Utilities
114,614	Allete, Inc. (a)	3,847,592
	Household Products
163,731	Procter & Gamble Co. (The)	9,483,299
	Media
378,145	McGraw-Hill Cos., Inc. (The)	9,506,565
	Multiline Retail
173,381	JC Penney Co., Inc.	5,851,609
	Pharmaceuticals
574,522	Bristol-Myers Squibb Co.	12,938,235
127,691	Eli Lilly & Co.	4,217,634
		17,155,869
	Real Estate Investment Trusts (REITs)
231,056	Potlatch Corp. (a)	6,573,543

NUMBER OF SHARES		VALUE
	Semiconductors & Semiconductor Equipment
281,603	Intel Corp.	$5,510,971
	Tobacco
373,112	Philip Morris International, Inc.	18,185,479
252,754	Reynolds American, Inc.	11,252,608
		29,438,087
	Total United States	133,341,024
	Total Common Stocks (Cost $364,251,859)	443,422,566
	Rights (0.0%)
	France
56,067	BNP Paribas (Cost $0) (a)(b)	121,428
PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (9.6%)
	Securities Held as Collateral on Loaned Securities (8.6%)
	Repurchase Agreements (1.8%)
$3,080	Bank of America Securities LLC (0.07% dated 09/30/09, due 10/01/09; proceeds $3,079,730) fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association 5.50% due 03/01/35; valued at $3,141,318	3,079,724

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments  ■  September 30, 2009 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$1,962	Citigroup (0.45% dated 09/30/09, due 10/01/09; proceeds $1,962,215) fully collateralized by common stock at the date of this Portfolio of Investments as follows: Walt Disney Co.; valued at $2,060,301 (See Note 6)	$1,962,191
3,009	Deutsche Bank (0.08% dated 09/30/09, due 10/01/09; proceeds $3,008,699) fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association 4.50% - 7.00% due 11/01/17 - 03/01/39, and Federal Home Loan Mortgage Corp. 4.50% - 7.00% due 07/01/21 - 03/01/39; valued at $3,068,867	3,008,693
	Total Repurchase Agreements (Cost $8,050,608)	8,050,608
NUMBER OF SHARES (000)
	Investment Company (6.8%)
30,612	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $30,612,270)	30,612,270
	Total Securities Held as Collateral on Loaned Securities (Cost $38,662,878)	38,662,878

NUMBER OF SHARES (000)		VALUE
	Investment Company (1.0%)
4,635	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $4,635,453)	$4,635,453
	Total Short-Term Investments (Cost $43,298,331)	43,298,331
Total Investments (Cost $407,550,190) (c)(d)	108.0%	486,842,325
Liabilities in Excess of Other Assets	(8.0)	(36,148,751)
Net Assets	100.0%	$450,693,574

  REIT  Real Estate Investment Trust.

  (a)  All or a portion of this security was on loan at September 30, 2009.

  (b)  Non-income producing security.

  (c)  Securities have been designated as collateral in connection with open forward foreign currency contracts.

  (d)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $83,336,862 and the aggregate gross unrealized depreciation is $4,044,727 resulting in net unrealized appreciation of $79,292,135.

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments  ■  September 30, 2009 (unaudited) continued

Forward Foreign Currency Contracts Open at September 30, 2009:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
	$241,021	JPY	21,634,031	10/01/09	$(13)
	$1,398,677	JPY	125,024,915	10/01/09	(5,874)
EUR	890,047		$1,303,385	10/01/09	928
EUR	349,713		$512,119	10/01/09	364
NOK	3,612,312		$617,753	10/01/09	(7,636)
	$26,735,994	EUR	18,745,000	10/02/09	694,529
	$45,315,456	EUR	31,055,000	10/02/09	128,922
	$4,706,049	EUR	3,213,636	10/02/09	(3,350)
	$21,621,492	GBP	13,631,000	10/02/09	162,813
EUR	49,800,000		$71,288,700	10/02/09	(1,586,200)
GBP	765,568		$1,232,565	10/02/09	9,065
GBP	13,631,000		$22,047,802	10/02/09	263,496
NOK	2,307,025		$399,139	10/02/09	(270)
EUR	30,874,000		$45,051,032	11/02/09	(127,809)
GBP	14,222,000		$22,556,803	11/02/09	(168,835)
Net Unrealized Depreciation					$(639,870)

Currency Abbreviations:

EUR   Euro

GBP   British Pound

JPY   Japanese Yen

NOK   Norwegian Krone

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Summary of Investments  ■  September 30, 2009 (unaudited) continued

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Tobacco	$42,740,571	9.5%
Media	35,522,609	7.9
Machinery	35,018,345	7.8
Diversified Telecommunication Services	34,178,489	7.6
Oil, Gas & Consumable Fuels	33,743,546	7.5
Pharmaceuticals	31,002,155	6.9
Insurance	23,734,771	5.3
Commercial Banks	22,699,141	5.1
Electric Utilities	14,699,658	3.3
Construction Materials	11,966,675	2.7
Wireless Telecommunication Services	11,901,378	2.7
Real Estate Investment Trusts (REITs)	11,088,129	2.5
Food Products	9,819,793	2.2
Multi-Utilities	9,636,754	2.2
Electronic Equipment, Instruments & Components	9,558,653	2.1
Household Products	9,483,299	2.1
Air Freight & Logistics	8,934,577	2.0
Chemicals	8,136,710	1.8
Capital Markets	7,712,616	1.7

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Metals & Mining	$7,190,629		1.6%
Commercial Services & Supplies	6,992,206		1.6
Multiline Retail	5,851,609		1.3
Information Technology Services	5,780,387		1.3
Semiconductors & Semiconductor Equipment	5,510,971		1.2
Road & Rail	5,464,388		1.2
Beverages	5,132,804		1.2
Computers & Peripherals	5,005,854		1.1
Industrial Conglomerates	4,838,694		1.1
Investment Company	4,635,453		1.0
Communications Equipment	4,576,253		1.0
Containers & Packaging	4,018,086		0.9
Leisure Equipment & Products	3,518,507		0.8
Aerospace & Defense	2,925,958		0.7
Software	2,871,253		0.6
Hotels, Restaurants & Leisure	2,288,526		0.5
	$448,179,447	^	100.0%

  ^  Does not include open forward foreign currency contracts with net unrealized depreciation of $639,870. Also does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Statements

Statement of Assets and Liabilities

September 30, 2009 (unaudited)

Assets:
Investments in securities, at value (cost $370,340,276) (including $37,071,267 for securities loaned)	$449,632,411
Investment in affiliate, at value (cost $37,209,914)	37,209,914
Unrealized appreciation on open forward foreign currency contracts	1,260,117
Cash (including foreign currency valued at $564,855 with a cost of $563,261)	564,855
Receivable for:
Investments sold	11,099,338
Dividends	1,656,753
Foreign withholding taxes reclaimed	300,756
Shares of beneficial interest sold	17,235
Dividends from affiliate	734
Prepaid expenses and other assets	31,736
Receivable from Distributor	20,929
Total Assets	501,794,778
Liabilities:
Collateral on securities loaned, at value	38,662,878
Unrealized depreciation on open forward foreign currency contracts	1,899,987
Payable for:
Investments purchased	9,290,205
Shares of beneficial interest redeemed	661,581
Investment advisory fee	245,264
Transfer agent fee	92,656
Administration fee	29,467
Accrued expenses and other payables	219,166
Total Liabilities	51,101,204
Net Assets	$450,693,574
Composition of Net Assets:
Paid-in-capital	$538,676,826
Net unrealized appreciation	78,675,763
Accumulated undistributed net investment income	9,365,043
Accumulated net realized loss	(176,024,058)
Net Assets	$450,693,574
Class A Shares:
Net Assets	$344,151,089
Shares Outstanding (unlimited shares authorized, $.01 par value)	37,935,803
Net Asset Value Per Share	$9.07
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$9.57
Class B Shares:
Net Assets	$96,172,860
Shares Outstanding (unlimited shares authorized, $.01 par value)	10,436,880
Net Asset Value Per Share	$9.21
Class C Shares:
Net Assets	$8,026,579
Shares Outstanding (unlimited shares authorized, $.01 par value)	888,054
Net Asset Value Per Share	$9.04
Class I Shares:
Net Assets	$2,343,046
Shares Outstanding (unlimited shares authorized, $.01 par value)	256,493
Net Asset Value Per Share	$9.13

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Statements continued

Statement of Operations

For the six months ended September 30, 2009 (unaudited)

Net Investment Income: Income
Dividends (net of $1,054,070 foreign withholding tax)	$12,301,997
Income from securities loaned - net	475,238
Dividends from affiliate	8,435
Interest	3,498
Total Income	12,789,168
Expenses
Investment advisory fee	1,410,464
Distribution fee (Class A shares)	400,122
Distribution fee (Class B shares)	97,701
Distribution fee (Class C shares)	38,118
Transfer agent fees and expenses	466,070
Administration fee	168,413
Shareholder reports and notices	126,458
Custodian fees	50,475
Professional fees	46,583
Registration fees	23,322
Trustees' fees and expenses	7,896
Other	24,292
Total Expenses	2,859,914
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(4,950)
Net Expenses	2,854,964
Net Investment Income	9,934,204
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	17,048,821
Forward foreign currency contracts	(6,331,279)
Foreign currency translation	(497,257)
Net Realized Gain	10,220,285
Change in Unrealized Appreciation/Depreciation on:
Investments	87,324,686
Forward foreign currency contracts	473,593
Foreign currency translation	130,288
Net Change in Unrealized Appreciation/Depreciation	87,928,567
Net Gain	98,148,852
Net Increase	$108,083,056

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009	FOR THE YEAR ENDED MARCH 31, 2009
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$9,934,204	$19,459,634
Net realized gain (loss)	10,220,285	(183,274,784)
Net change in unrealized appreciation/depreciation	87,928,567	(217,819,839)
Net Increase (Decrease)	108,083,056	(381,634,989)
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(15,086,214)	(5,549,105)
Class B shares	(4,236,140)	(1,640,167)
Class C shares	(273,931)	(114,805)
Class I shares	(109,540)	(1,828,006)
Net realized gain
Class A shares	—	(18,020,076)
Class B shares	—	(5,283,291)
Class C shares	—	(471,893)
Class I shares	—	(5,527,877)
Total Dividends and Distributions	(19,705,825)	(38,435,220)
Net decrease from transactions in shares of beneficial interest	(21,808,566)	(251,787,363)
Net Increase (Decrease)	66,568,665	(671,857,572)
Net Assets:
Beginning of period	384,124,909	1,055,982,481
End of Period (Including accumulated undistributed net investment income of $9,365,043 and $19,136,664, respectively)	$450,693,574	$384,124,909

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  September 30, 2009 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Global Dividend Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund was organized as a Massachusetts business trust on January 12, 1993 and commenced operations on June 30, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  September 30, 2009 (unaudited) continued

as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on forward contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency translation gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  September 30, 2009 (unaudited) continued

E. Security Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at September 30, 2009 were $37,071,267 and $38,832,971, respectively. The Fund received cash collateral of $38,662,878 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. The remaining collateral of $170,093 was received in the form of a common stock and U.S. Government Obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

F. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended March 31, 2009, remains subject to examination by taxing authorities.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  September 30, 2009 (unaudited) continued

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

I. Subsequent Events — The Fund adopted provisions surrounding Subsequent Events as of September 30, 2009. The Fund considers events or transactions that occur after the date of the Statement of Assets and Liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through November 20, 2009, the date of issuance of these financial statements.

2. Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  September 30, 2009 (unaudited) continued

The following is the summary of the inputs used as of September 30, 2009 in valuing the Fund's investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2009 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Common Stocks
Aerospace & Defense	$2,925,958	$2,925,958	—	—
Air Freight & Logistics	8,934,577	8,934,577	—	—
Beverages	5,132,804	5,132,804	—	—
Capital Markets	7,712,616	7,712,616	—	—
Chemicals	8,136,710	8,136,710	—	—
Commercial Banks	22,577,713	22,577,713	—	—
Commercial Services & Supplies	6,992,206	6,992,206	—	—
Communications Equipment	4,576,253	4,576,253	—	—
Computers & Peripherals	5,005,854	5,005,854	—	—
Construction Materials	11,966,675	11,966,675	—	—
Containers & Packaging	4,018,086	4,018,086	—	—
Diversified Telecommunication Services	34,178,489	34,178,489	—	—
Electric Utilities	14,699,658	14,699,658	—	—
Electronic Equipment, Instruments & Components	9,558,653	9,558,653	—	—
Food Products	9,819,793	9,819,793	—	—
Hotels, Restaurants & Leisure	2,288,526	2,288,526	—	—
Household Products	9,483,299	9,483,299	—	—
Industrial Conglomerates	4,838,694	4,838,694	—	—
Information Technology Services	5,780,387	5,780,387	—	—
Insurance	23,734,771	23,734,771	—	—
Leisure Equipment & Products	3,518,507	3,518,507	—	—
Machinery	35,018,345	35,018,345	—	—
Media	35,522,609	35,522,609	—	—
Metals & Mining	7,190,629	7,190,629	—	—
Multiline Retail	5,851,609	5,851,609	—	—
Multi-Utilities	9,636,754	9,636,754	—	—
Oil, Gas & Consumable Fuels	33,743,546	33,743,546	—	—
Pharmaceuticals	31,002,155	31,002,155	—	—
Real Estate Investment Trusts	11,088,129	11,088,129	—	—
Road & Rail	5,464,388	5,464,388	—	—
Semiconductors & Semiconductor Equipment	5,510,971	5,510,971	—	—
Software	2,871,253	2,871,253	—	—
Tobacco	42,740,571	42,740,571	—	—
Wireless Telecommunication Services	11,901,378	11,901,378	—	—
Total Common Stocks	443,422,566	443,422,566	—	—

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  September 30, 2009 (unaudited) continued

		FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2009 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Rights	$121,428	$121,428	—	—
Short-Term Investments
Investment Company	35,247,723	35,247,723	—	—
Repurchase Agreements	8,050,608	—	$8,050,608	—
Total Short-Term Investments	43,298,331	35,247,723	8,050,608	—
Forward Foreign Currency Contracts	1,260,117	—	1,260,117	—
Total	$488,102,442	$478,791,717	$9,310,725	—
Liabilities:
Forward Foreign Currency Contracts	$(1,899,987)	—	$(1,899,987)	—

On April 9, 2009, FASB issued additional guidance related to Fair Value Measurements and Disclosures. This guidance provides clarification for estimating fair value in accordance with Fair Value Measurements and Disclosures, when the volume and level of activity for the asset or liability have significantly decreased. The new guidance also required additional disaggregation of the current required Fair Value Measurements and Disclosures, and is effective for interim and annual reporting periods ending after June 15, 2009. The Fund has adopted the new guidance as of September 30, 2009 and it did not have a material impact on the Fund's financial statements.

3. Derivative Financial Instruments

The Fund adopted new guidance enhancing disclosure related to Derivative Instruments and Hedging Activities, effective April 1, 2009. The new guidance is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund's foreign currency exposure or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  September 30, 2009 (unaudited) continued

when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below is a specific type of derivative financial instrument used by the Fund.

Forward Foreign Currency Contracts The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

During the six months ended September 30, 2009, the cost of purchases and the proceeds from sales of forward foreign currency contracts were $545,235,627 and $598,226,135, respectively.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of September 30, 2009.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES BALANCE SHEET LOCATION	FAIR VALUE	LIABILITY DERIVATIVES BALANCE SHEET LOCATION	FAIR VALUE
Foreign Exchange Risk	Unrealized appreciation on open forward foreign currency contracts	$1,260,117	Unrealized depreciation on open forward foreign currency contracts	$(1,899,987)

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the six months ended September 30, 2009.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FORWARD FOREIGN CURRENCY
Foreign Exchange Risk	$(6,331,279)

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES CONTRACTS

PRIMARY RISK EXPOSURE	FORWARD FOREIGN CURRENCY
Foreign Exchange Risk	$473,593

4. Investment Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  September 30, 2009 (unaudited) continued

determined as of the close of each business day: 0.67% to the portion of the daily net assets not exceeding $1 billion; 0.645% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.62% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.595% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.57% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.545% to the portion of the daily net assets exceeding $4.5 billion.

Under a Sub-Advisory agreement between the Investment Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with investment advisory services, subject to the overall supervision of the Investment Adviser and the Fund's Officers and Trustees. The Investment Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Investment Adviser receives from the Fund.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess amount at September 30, 2009.

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  September 30, 2009 (unaudited) continued

Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver at any time. For the six months ended September 30, 2009, the distribution fee was accrued for Class B at an annual rate of 0.22%.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended September 30, 2009, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended September 30, 2009, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $2,766, $21,305 and $216, respectively and received $2,151 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

6. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended September 30, 2009, advisory fees paid were reduced by $4,950 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as "dividends from affiliate" in the Statement of Operations and totaled $8,435 for six months ended September 30, 2009. During the six months ended September 30, 2009, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $92,240,839 and $89,459,358, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2009 aggregated $209,429,412, and $241,963,396 respectively.

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  September 30, 2009 (unaudited) continued

For six months ended September 30, 2009, the Fund incurred brokerage commissions of $11,428 with Morgan Stanley & Co., Inc. an affiliate of the Investment Adviser, Sub-Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

For the period June 1, 2009 (the date on which Citigroup, Inc. became an affiliate of the Investment Adviser, Sub-Adviser, Administrator, and Distributor) through September 30, 2009, the Fund incurred brokerage commission of $861 with Citigroup, Inc. for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Sub-Adviser, Administrator and Distributor, is the Fund's transfer agent.

At September 30, 2009, the Fund held a repurchase agreement with Citigroup Inc., an affiliate of the Investment Adviser, Sub-Adviser, Administrator and Distributor since June 1, 2009, with a value of $1,962,191 in connection with cash collateral received from securities lending.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended September 30, 2009, included in "trustees' fees and expenses" in the Statement of Operations amounted to $3,422. At September 30, 2009, the Fund had an accrued pension liability of $62,643, which is included in "accrued expenses and other payables" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  September 30, 2009 (unaudited) continued

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009		FOR THE YEAR ENDED MARCH 31, 2009
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	76,504	$643,864	278,232	$2,830,654
Reinvestment of dividends and distributions	1,898,842	14,735,016	1,890,015	23,247,180
Redeemed	(3,727,845)	(30,605,780)	(10,993,443)	(108,315,740)
Net decrease — Class A	(1,752,499)	(15,226,900)	(8,825,196)	(82,237,906)
CLASS B SHARES
Sold	90,947	768,348	286,740	3,251,664
Reinvestment of dividends and distributions	525,183	4,138,442	546,999	6,826,543
Redeemed	(1,282,380)	(10,665,466)	(3,942,339)	(39,567,508)
Net decrease — Class B	(666,250)	(5,758,676)	(3,108,600)	(29,489,301)
CLASS C SHARES
Sold	22,422	184,139	72,748	706,956
Reinvestment of dividends and distributions	34,807	269,761	47,561	581,191
Redeemed	(146,758)	(1,199,522)	(414,973)	(4,016,122)
Net decrease — Class C	(89,529)	(745,622)	(294,664)	(2,727,975)
CLASS I SHARES
Sold	32,348	258,731	524,693	5,597,082
Reinvestment of dividends and distributions	13,520	105,596	594,493	7,330,099
Redeemed	(52,706)	(441,695)	(16,296,083)	(150,259,362)
Net decrease — Class I	(6,838)	(77,368)	(15,176,897)	(137,332,181)
Net decrease in Fund	(2,515,116)	$(21,808,566)	(27,405,357)	$(251,787,363)

8. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At September 30, 2009, investments in securities of issuers in the United Kingdom represented 16.3% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this country.

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  September 30, 2009 (unaudited) continued

9. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of March 31, 2009, the Fund had temporary book/tax differences attributable to post-October losses (capital and foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales, foreign tax credit pass-through and mark-to-market of open forward foreign currency exchange contracts.

10. Subsequent Event

Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. ("Invesco"), a leading global investment management company. As a result, the Investment Adviser expects to propose to the Board of Trustees of the Fund that it approve a reorganization of the Fund into a newly organized mutual fund advised by an affiliate of Invesco. It is the Investment Adviser's current expectation that the newly organized Invesco fund would be managed by members of the portfolio management team which currently manages the Fund. If approved by the Board, the reorganization would be submitted to the shareholders for their approval.

Morgan Stanley Global Dividend Growth Securities

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED MARCH 31,
	MONTHS ENDED
	SEPTEMBER 30, 2009		2009		2008		2007	2006	2005
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.36		$13.25		$16.32		$15.11	$13.80	$12.68
Income (loss) from investment operations:
Net investment income(1)	0.20		0.28		0.28		0.22	0.20	0.18
Net realized and unrealized gain (loss)	1.91		(5.66)		(1.17)		2.46	1.44	1.11
Total income (loss) from investment operations	2.11		(5.38)		(0.89)		2.68	1.64	1.29
Less dividends and distributions from:
Net investment income	(0.40)		(0.12)		(0.26)		(0.22)	(0.33)	(0.17)
Net realized gain	–		(0.39)		(1.92)		(1.25)	–	–
Total dividends and distributions	(0.40)		(0.51)		(2.18)		(1.47)	(0.33)	(0.17)
Net asset value, end of period	$9.07		$7.36		$13.25		$16.32	$15.11	$13.80
Total Return(2)	29.53	%(6)	(42.18)%		(6.84)%		18.56%	12.07%	10.40%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.35	%(4)(7)	1.25	%(4)	1.16	%(4)	1.21%	1.22%	1.17%
Net investment income	4.73	%(4)(7)	2.66	%(4)	1.73	%(4)	1.44%	1.45%	1.39%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	–	–	–
Supplemental Data:
Net assets, end of period, in thousands	$344,151		$292,080		$643,008		$860,085	$871,393	$34,451
Portfolio turnover rate	51	%(6)	95%		39%		21%	21%	19%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED MARCH 31,
	MONTHS ENDED
	SEPTEMBER 30, 2009		2009		2008		2007	2006	2005
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.47		$13.45		$16.53		$15.29	$13.79	$12.62
Income (loss) from investment operations:
Net investment income(1)	0.20		0.29		0.29		0.24	0.22	0.11
Net realized and unrealized gain (loss)	1.94		(5.76)		(1.18)		2.49	1.44	1.13
Total income (loss) from investment operations	2.14		(5.47)		(0.89)		2.73	1.66	1.24
Less dividends and distributions from:
Net investment income	(0.40)		(0.12)		(0.27)		(0.24)	(0.16)	(0.07)
Net realized gain	–		(0.39)		(1.92)		(1.25)	–	–
Total dividends and distributions	(0.40)		(0.51)		(2.19)		(1.49)	(0.16)	(0.07)
Net asset value, end of period	$9.21		$7.47		$13.45		$16.53	$15.29	$13.79
Total Return(2)	29.59	%(6)	(42.17)%		(6.83)%		18.65%	12.10%	9.82%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.32	%(4)(7)	1.19	%(4)	1.12	%(4)	1.12%	1.19%	1.71%
Net investment income	4.76	%(4)(7)	2.72	%(4)	1.77	%(4)	1.53%	1.48%	0.85%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	–	–	–
Supplemental Data:
Net assets, end of period, in millions	$96		$83		$191		$188	$204	$1,141
Portfolio turnover rate	51	%(6)	95%		39%		21%	21%	19%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED MARCH 31,
	MONTHS ENDED
	SEPTEMBER 30, 2009		2009		2008		2007	2006	2005
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.27		$13.17		$16.23		$15.04	$13.66	$12.54
Income (loss) from investment operations:
Net investment income(1)	0.16		0.20		0.16		0.11	0.10	0.09
Net realized and unrealized gain (loss)	1.91		(5.62)		(1.16)		2.44	1.42	1.12
Total income (loss) from investment operations	2.07		(5.42)		(1.00)		2.55	1.52	1.21
Less dividends and distributions from:
Net investment income	(0.30)		(0.09)		(0.14)		(0.11)	(0.14)	(0.09)
Net realized gain	–		(0.39)		(1.92)		(1.25)	–	–
Total dividends and distributions	(0.30)		(0.48)		(2.06)		(1.36)	(0.14)	(0.09)
Net asset value, end of period	$9.04		$7.27		$13.17		$16.23	$15.04	$13.66
Total Return(2)	29.12	%(6)	(42.63)%		(7.52)%		17.69%	11.25%	9.61%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.10	%(4)(7)	2.00	%(4)	1.90	%(4)	1.96%	1.93%	1.88%
Net investment income	3.98	%(4)(7)	1.91	%(4)	0.99	%(4)	0.69%	0.74%	0.68%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	–	–	–
Supplemental Data:
Net assets, end of period, in thousands	$8,027		$7,107		$16,756		$19,675	$18,644	$18,674
Portfolio turnover rate	51	%(6)	95%		39%		21%	21%	19%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED MARCH 31,
	MONTHS ENDED
	SEPTEMBER 30, 2009		2009		2008		2007	2006	2005
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.43		$13.28		$16.35		$15.14	$13.83	$12.69
Income (loss) from investment operations:
Net investment income(1)	0.21		0.36		0.32		0.26	0.24	0.21
Net realized and unrealized gain (loss)	1.92		(5.69)		(1.16)		2.46	1.43	1.13
Total income (loss) from investment operations	2.13		(5.33)		(0.84)		2.72	1.67	1.34
Less dividends and distributions from:
Net investment income	(0.43)		(0.13)		(0.31)		(0.26)	(0.36)	(0.20)
Net realized gain	–		(0.39)		(1.92)		(1.25)	–	–
Total dividends and distributions	(0.43)		(0.52)		(2.23)		(1.51)	(0.36)	(0.20)
Net asset value, end of period	$9.13		$7.43		$13.28		$16.35	$15.14	$13.83
Total Return(2)	29.60	%(6)	(41.72)%		(6.65)%		18.89%	12.33%	10.61%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.10	%(4)(7)	1.00	%(4)	0.91	%(4)	0.97%	0.97%	0.94%
Net investment income	4.98	%(4)(7)	2.91	%(4)	1.98	%(4)	1.68%	1.70%	1.62%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	–	–	–
Supplemental Data:
Net assets, end of period, in thousands	$2,343		$1,958		$205,119		$270,462	$290,318	$290,038
Portfolio turnover rate	51	%(6)	95%		39%		21%	21%	19%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy ("Policy") annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies ("affiliated companies"). It also discloses how you may limit our affiliates' use of shared information for marketing purposes. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

Morgan Stanley Global Dividend Growth Securities

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to non-affiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Global Dividend Growth Securities

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

4. How Can You Limit Our Sharing of Certain Personal Information About You With Our Affiliated Companies for Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for "eligibility purposes" and for our affiliated companies' use in marketing products and services to you as described in this notice, you may do so by:

•  Calling us at (800) 869-6397
Monday–Friday between 8a.m. and 8p.m. (EST)

•  Writing to us at the following address:
Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your

Morgan Stanley Global Dividend Growth Securities

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies' products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

Special Notice To Residents Of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other affiliated companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London E14 4QA England

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2009 Morgan Stanley

INVESTMENT MANAGEMENT

Morgan Stanley
Global Dividend
Growth Securities

Semiannual Report

September 30, 2009

GLBSAN
IU09-05071P-Y09/09

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Dividend Growth Securities

/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2009